Write-down and Loss on Sales of Vessels Vessel Impairment (Details) $ in Thousands	1 Months Ended	3 Months Ended			9 Months Ended
	Oct. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2018 USD ($) vessel	Sep. 30, 2019 USD ($) vessel	Sep. 30, 2018 USD ($) vessel
Property, Plant and Equipment [Line Items]
Asset Impairment Charges		$ (175,785)		$ (2,201)	$ (179,113)
Gain (Loss) on Sale of Assets and Asset Impairment Charges		(175,785)		$ (2,201)	$ (179,113)	$ (53,693)
Offshore Production | FPSO
Property, Plant and Equipment [Line Items]
Number Of Vessels Impaired | vessel				0	3	0
Other
Property, Plant and Equipment [Line Items]
Gain (Loss) on Sale of Assets and Asset Impairment Charges						$ 170
Write-Down and Loss on Sales of Vessels					$ 0
Teekay Parent | FPSO
Property, Plant and Equipment [Line Items]
Asset Impairment Charges		175,000		$ 0
Teekay Parent | FPSO | FPSO
Property, Plant and Equipment [Line Items]
Asset Impairment Charges					178,328	0
Teekay LNG | Conventional Tankers | Handymax
Property, Plant and Equipment [Line Items]
Asset Impairment Charges		785		0	785	13,000
Teekay LNG | Conventional Tankers | European Spirit and African Spirit
Property, Plant and Equipment [Line Items]
Asset Impairment Charges		$ 0		$ 2,201	0	7,863
Teekay LNG | Conventional Tankers | European Spirit [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Property, Plant, and Equipment			$ 15,700
Teekay LNG | Liquefied Gas Segment | LNG Carriers [Member]
Property, Plant and Equipment [Line Items]
Asset Impairment Charges					$ 0	$ 33,000
Teekay LNG | Conventional Tanker Segment [Member] | African Spirit [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Property, Plant, and Equipment			$ 12,800
Subsequent Event | Alexander Spirit [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Property, Plant, and Equipment	$ 11,500